PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

As of December 31,
2019
ASSETS
Current assets:
Prepaid expenses and other current assets	2

Non-current assets:
Investments in subsidiaries and consolidated VIE	22,762

Total assets	22,764

LIABILITIES AND EQUITY
Current liabilities:
Amounts due to related parties	338
Accrued expenses and other liabilities	70
Total current liabilities	408

Non-current liabilities:
Other non-current liabilities	1,374

Total liabilities	1,782

Commitments and contingencies	—

Equity:
Class A ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019; 72,475,630 shares issued as of December 31, 2019; 65,762,936 shares outstanding as of December 31, 2019)	500
Class B ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019; 23,636,706 shares issued and outstanding as of December 31, 2019; each Class B ordinary share is convertible into one Class A ordinary share)	163
Treasury shares	(46)
Capital deficit	(135,179)
Retained earnings	155,324
Accumulated other comprehensive income	220
Total equity	20,982

Total liabilities and equity	22,764

Schedule of condensed statements of comprehensive income (loss)

For the Year Ended
December 31,
2019

Total operating expenses	(202)
Change in fair value of the warrants	(1,152)
Share of income from subsidiaries and consolidated VIE	246,805
Income before income taxes	245,451
Income tax expense	—
Net income	245,451

Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes	(7)
Total comprehensive income	245,444